Fair Value (Details 9) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage loans [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	$ 56,915	$ 58,976
Held-for-sale	10,716	2,510
Policy loans	11,892	11,761
Other Limited Partnership Interests	6,378	6,416
Short-term investments	17,310	9,384
Other Investments	23,581	15,400
Accrued investment income (includes $16 and $34, respectively, relating to variable interest entities)	4,344	4,328
Assets of subsidiaries held-for-sale	0	3,331
Liabilities
Policyholder account balances	217,700	210,757	138,515
Bank deposits	10,507	10,316
Short-term debt	686	306
Long-term Debt	23,692	27,586
Collateral financing arrangements	4,647	5,297
Junior subordinated debt securities	3,192	3,191
Other Liabilities	30,914	20,366
Separate account liabilities	203,023	183,138
Liabilities of subsidiaries held-for-sale	0	3,043
Mortgage Loan Commitments [Member]
Commitments [Abstract]
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	4,129	3,754
Commitments to Extend Credit [Member]
Commitments [Abstract]
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	1,432	2,437
Estimate of Fair Value, Fair Value Disclosure [Member]
Mortgage loans [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	56,422	53,927
Held-for-sale	4,462	811
Mortgage loans, net	60,884	54,738
Policy loans	14,213	13,253
Real estate joint ventures	183	482
Other Limited Partnership Interests	1,656	1,619
Short-term investments	450	819
Other Investments	1,434	1,490
Cash and cash equivalents	10,461	12,957
Accrued investment income (includes $16 and $34, respectively, relating to variable interest entities)	4,344	4,328
Premiums, reinsurance and other receivables	5,232	4,048
Other assets	308	453
Assets of subsidiaries held-for-sale	0	3,068
Liabilities
Policyholder account balances	153,304	152,745
Payables for collateral under securities loaned and other transactions	33,716	27,272
Bank deposits	10,507	10,371
Short-term debt	686	306
Long-term Debt	22,514	21,892
Collateral financing arrangements	4,136	4,757
Junior subordinated debt securities	3,491	3,461
Other Liabilities	4,087	2,777
Separate account liabilities	49,610	42,160
Liabilities of subsidiaries held-for-sale	0	105
Estimate of Fair Value, Fair Value Disclosure [Member] | Mortgage Loan Commitments [Member]
Commitments [Abstract]
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	3	(17)
Estimate of Fair Value, Fair Value Disclosure [Member] | Commitments to Extend Credit [Member]
Commitments [Abstract]
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	51	0
Carrying Value [Member]
Mortgage loans [Abstract]
Mortgage Loans on Real Estate, Commercial and Consumer, Net	53,777	52,136
Held-for-sale	4,462	811
Mortgage loans, net	58,239	52,947
Policy loans	11,892	11,761
Real estate joint ventures	130	451
Other Limited Partnership Interests	1,318	1,539
Short-term investments	450	819
Other Investments	1,434	1,490
Cash and cash equivalents	10,461	12,957
Accrued investment income (includes $16 and $34, respectively, relating to variable interest entities)	4,344	4,328
Premiums, reinsurance and other receivables	4,639	3,752
Other assets	310	466
Assets of subsidiaries held-for-sale	0	3,068
Liabilities
Policyholder account balances	146,890	146,822
Payables for collateral under securities loaned and other transactions	33,716	27,272
Bank deposits	10,507	10,316
Short-term debt	686	306
Long-term Debt	20,587	20,734
Collateral financing arrangements	4,647	5,297
Junior subordinated debt securities	3,192	3,191
Other Liabilities	4,087	2,777
Separate account liabilities	49,610	42,160
Liabilities of subsidiaries held-for-sale	0	105
Carrying Value [Member] | Mortgage Loan Commitments [Member]
Commitments [Abstract]
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	0	0
Carrying Value [Member] | Commitments to Extend Credit [Member]
Commitments [Abstract]
Commitments to fund bank credit facilities, bridge loans and private corporate bond investments	$ 0	$ 0